Condensed Consolidated Statements of Operations and Comprehensive Loss $ in Thousands, $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USN ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USN ($) shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USN ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USN ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USN ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USN ($) shares
Condensed Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 4						$ 34				$ 18		$ 94
Cost of revenue	2						25				8		55
Gross profit	2						9				10		39
Other operating income	294			$ 256			578		$ 688		1,285		1,437
Operating Expenses:
Research and development	1,344			1,355			2,802		5,369		8,199		4,319
Selling, general and administrative	1,370			1,345			2,611		5,328		8,069		1,707
Transaction expenses				16					1,329		1,329	$ 1,329
Total operating expenses	2,714			2,716			5,413		12,026		17,597		6,026
Loss from operations	(2,418)			(2,460)			(4,826)		(11,338)		(16,302)		(4,550)
Non-operating (Expense)/Income
(Loss)/Gain on foreign currency transactions	(1,284)	$ (1,284)		57	$ (57)		(1,638)	$ (1,638)	(412)	$ (412)	(808)
Other income													1
Interest expense									(19)		(19)		(6,835)
Interest income	1			2			1		2		3		3
Change in fair value of derivative asset													(6,282)
Loss on conversion of convertible notes payable													(5,470)
Total non-operating (expense)/income	(1,283)			59			(1,637)		(429)		(824)		(18,583)
Loss before income taxes	(3,701)			(2,401)			(6,463)		(11,767)		(17,126)	$ (17,126)	(23,133)	$ (23,133)
Net loss	(3,701)		$ (2,762)	(2,401)		$ (9,366)	(6,463)		(11,767)		(17,126)		(23,133)
Other comprehensive loss:
Foreign currency translation	722		$ 156	15		$ 17	878		33		117		(284)
Total comprehensive loss	$ (2,979)			$ (2,386)			$ (5,585)		$ (11,734)		$ (17,009)		$ (23,417)
Basic net loss per common share | $ / shares	$ (0.13)			$ (0.09)			$ (0.23)		$ (0.52)		$ (0.68)		$ (1.80)
Diluted net loss per common share | $ / shares	$ (0.13)			$ (0.09)			$ (0.23)		$ (0.52)		$ (0.68)		$ (1.80)
Basic weighted average shares outstanding | shares	28,751,365	28,751,365		27,066,385	27,066,385		28,595,550	28,595,550	22,733,033	22,733,033	25,233,384	25,233,384	12,821,748	12,821,748
Diluted weighted average shares outstanding | shares	28,751,365	28,751,365		27,066,385	27,066,385		28,595,550	28,595,550	22,733,033	22,733,033	25,233,384	25,233,384	12,821,748	12,821,748